Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	600,000,000	600,000,000
Common stock, issued (in shares)	6,381,541	3,834,095
Common stock, outstanding (in shares)	6,381,541	3,834,095
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	100
Preferred stock, outstanding (in shares)	0	100